Basis of preparation and accounting policies - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2022		Jun. 30, 2022		Jun. 30, 2023 [4]	Jan. 01, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Total equity attributable to equity holders	£ (43,911)	[1],[2]	£ (47,720)	[3]	£ (44,482)	£ (51,217)	£ (51,217)
Retained profits
Disclosure of initial application of standards or interpretations [line items]
Total equity attributable to equity holders	(6,550)	[2]	(7,865)	[3]	£ (6,079)		(8,318)
Previously reported
Disclosure of initial application of standards or interpretations [line items]
Total equity attributable to equity holders	(47,521)		(50,075)				(53,152)
Previously reported | Retained profits
Disclosure of initial application of standards or interpretations [line items]
Total equity attributable to equity holders	(10,145)		(10,194)				(10,241)
Adjustment on adoption of IFRS 17
Disclosure of initial application of standards or interpretations [line items]
Total equity attributable to equity holders	3,610		2,355			£ 1,935	1,935
Increase (decrease) in profit before tax	1,634		512
Increase (decrease) in profit after tax	1,253		379
Adjustment on adoption of IFRS 17 | Contractual service margin
Disclosure of initial application of standards or interpretations [line items]
Total equity attributable to equity holders							(1,927)
Adjustment on adoption of IFRS 17 | Risk adjustment
Disclosure of initial application of standards or interpretations [line items]
Total equity attributable to equity holders							(1,492)
Adjustment on adoption of IFRS 17 | Retained profits
Disclosure of initial application of standards or interpretations [line items]
Total equity attributable to equity holders	3,595		£ 2,329				£ 1,923
Adjustment on adoption of IFRS 17 | Reserve of exchange differences on translation
Disclosure of initial application of standards or interpretations [line items]
Total equity attributable to equity holders	(43)
Increase (decrease) due to restatement of income statement | Retained profits
Disclosure of initial application of standards or interpretations [line items]
Total equity attributable to equity holders	£ 1,632

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[2]	Total equity attributable to owners of the parent was £43,667 million.
[3]	Total equity attributable to owners of the parent was £47,501 million.
[4]	Total equity attributable to owners of the parent was £44,231 million.